STOCK-BASED COMPENSATION - Incentive Units activity (Details) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Class D Incentive Units Outstanding
Unvested at the beginning of the period (in shares)	10,139,127
Granted (in shares)				42,288,769
Vested (in shares)	(2,490,532)
Unvested at the end of the period (in shares)		10,139,127
Weighted average grant date fair value of units
Unvested at the beginning of the period (per share)	$ 0.1
Vested (per share)	$ 0.125
Unvested at the end of the period (per share)		$ 0.1
Class D Management Incentive Units
Number of Class D Incentive Units Outstanding
Unvested at the beginning of the period (in shares)		10,278,486	10,278,486	394,669	6,136,479
Granted (in shares)			0	42,288,769
Vested (in shares)		(89,359)		(29,036,941)	(5,741,810)
Forfeited or canceled (in shares)		(50,000)		(3,368,011)
Unvested at the end of the period (in shares)	7,648,595		7,648,595	10,278,486	394,669	6,136,479
Weighted average grant date fair value of units
Unvested at the beginning of the period (per share)		$ 0.13	$ 0.13	$ 0.003	$ 0.003
Granted (per share)				0.12
Vested (per share)		$ 0.002		0.13	0.003
Forfeited or canceled (per share)				0.002
Unvested at the end of the period (per share)	$ 0.128		0.128	$ 0.13	$ 0.003	$ 0.003
Weighted average remaining contractual life (Years)
Weighted average remaining contractual life (Years)	2 years	1 year 9 months		2 years	8 months 1 day	10 months 2 days
Weighted average exercise price
Unvested at the beginning of the period (per share)	$ 0.03	$ 0.03	0.03	$ 0.01	$ 0.01
Unvested at the end of the period (per share)	$ 0.03	$ 0.03	$ 0.03	0.03	$ 0.01	$ 0.01
Class D Management Incentive Units | Minimum
Weighted average grant date fair value of units
Granted (per share)				0.002
Class D Management Incentive Units | Maximum
Weighted average grant date fair value of units
Granted (per share)				$ 0.13